UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management, Inc.

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number: 28-____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     4/27/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              97

Form 13F Information Table Value Total:  $       92,225
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Abbott Labs                      Common         002824100    1,017   19,313 SH       SOLE       0           0  19,313    0
Alcoa Inc                        Common         013817101      585   41,095 SH       SOLE       0           0  41,095    0
Anadarko Pete Corp               Common         032511107    2,352   32,290 SH       SOLE       0           0  32,290    0
Apache Corp                      Common         037411105    1,306   12,867 SH       SOLE       0           0  12,867    0
Arena Resources Inc              Common         040049108    1,853   55,475 SH       SOLE       0           0  55,475    0
Atwood Oceanics Inc              Common         050095108      283    8,160 SH       SOLE       0           0   8,160    0
Barrick Gold Corp                Common         067901108    1,201   31,313 SH       SOLE       0           0  31,313    0
BB&T Corp                        Common         054937107    1,456   44,959 SH       SOLE       0           0  44,959    0
BHP Billiton Ltd                 SPONSORED ADR  088606108    1,414   17,607 SH       SOLE       0           0  17,607    0
BJ Svcs Co                       Common         055482103      514   24,000 SH       SOLE       0           0  24,000    0
BP Amoco plc                     SPONSORED ADR  055622104      223    3,900 SH       SOLE       0           0   3,900    0
BPZ Resources Inc.               Common         055639108    1,012  137,700 SH       SOLE       0           0 137,700    0
Bristol-Myers Squibb Co.         Common         110122108      280   10,502 SH       SOLE       0           0  10,502    0
Calpine Corp                     Common         131347304      739   62,167 SH       SOLE       0           0  62,167    0
Cameron International Corp       Common         13342B105    1,909   44,542 SH       SOLE       0           0  44,542    0
Canadian Nat Res Ltd             Common         136385101      444    6,000 SH       SOLE       0           0   6,000    0
Carrizo Oil & Co Inc             Common         144577103      275   12,000 SH       SOLE       0           0  12,000    0
Caterpillar Inc.                 Common         149123101      247    3,935 SH       SOLE       0           0   3,935    0
Charles Schwab Corp New          Common         808513105      606   32,444 SH       SOLE       0           0  32,444    0
Chesapeake Energy Corp           Common         165167107      515   21,801 SH       SOLE       0           0  21,801    0
Chevron Corp New                 Common         166764100      433    5,713 SH       SOLE       0           0   5,713    0
Cimarex Energy Co                Common         171798101      459    7,725 SH       SOLE       0           0   7,725    0
Cisco Sys Inc                    Common         17275R102    1,659   63,751 SH       SOLE       0           0  63,751    0
Concho Resources Inc             Common         20605P101    1,340   26,600 SH       SOLE       0           0  26,600    0
Cooper Industries Ltd            CL A           G24182100    1,233   25,727 SH       SOLE       0           0  25,727    0
Crystallex Int'l Corp            Common         22942F101        4   12,840 SH       SOLE       0           0  12,840    0
Cyberonics Inc                   Common         23251P102      304   15,855 SH       SOLE       0           0  15,855    0
DCP Midstream Partners LP        Com UT Ltd Ptn 23311P100      229    7,120 SH       SOLE       0           0   7,120    0
Deere & Co                       Common         244199105    1,638   27,546 SH       SOLE       0           0  27,546    0
Devon Energy Corp New            Common         25179M103    1,525   23,672 SH       SOLE       0           0  23,672    0
Diamond Offshore Drilling Inc    Common         25271C102    2,173   24,470 SH       SOLE       0           0  24,470    0
Duncan Energy Partners LP        COM UNITS      265026104      354   13,075 SH       SOLE       0           0  13,075    0
El Paso Pipeline Partners LP     COM UNIT LP1   283702108      478   17,145 SH       SOLE       0           0  17,145    0
EMC Corp Mass                    Common         268648102    1,065   59,040 SH       SOLE       0           0  59,040    0
Ensco International Inc          Common         26874Q100    1,667   37,230 SH       SOLE       0           0  37,230    0
Enterprise Prods Partners LP     Common         293792107    1,632   47,199 SH       SOLE       0           0  47,199    0
EOG Resources Inc                Common         26875P101    1,324   14,250 SH       SOLE       0           0  14,250    0
EQT Corporation                  Common         26884L109    1,617   39,430 SH       SOLE       0           0  39,430    0
Exxon Mobil Corp                 Common         30231G102    2,981   44,498 SH       SOLE       0           0  44,498    0
FLIR Systems Inc                 Common         302445101      268    9,525 SH       SOLE       0           0   9,525    0
FMC Technologies Inc             Common         30249U101      220    3,400 SH       SOLE       0           0   3,400    0
Freeport-McMoRan Copper & Gold   Common         35671D857      314    3,763 SH       SOLE       0           0   3,763    0
General Amern Invs Inc           Common         368802104      257   10,356 SH       SOLE       0           0  10,356    0
General Electric Co              Common         369604103    1,491   81,935 SH       SOLE       0           0  81,935    0
Halliburton Co                   Common         406216101      824   27,355 SH       SOLE       0           0  27,355    0
Helmerich & Payne Inc            Common         423452101      552   14,500 SH       SOLE       0           0  14,500    0
Honeywell Inc.                   Common         438516106      910   20,102 SH       SOLE       0           0  20,102    0
Int'l Business Machines          Common         459200101    1,158    9,028 SH       SOLE       0           0   9,028    0
iShares MSCI Emerging Mkt        MSCI EMERG MKT 464287234      780   18,512 SH       SOLE       0           0  18,512    0
iShares Trust Russell 1000 Index RUSSELL 1000   464287622      420    6,500 SH       SOLE       0           0   6,500    0
Johnson & Johnson                Common         478160104    1,046   16,037 SH       SOLE       0           0  16,037    0
JP Morgan & Chase & Co           Common         46625H100      478   10,678 SH       SOLE       0           0  10,678    0
Kansas City Southern             Common         485170302      448   12,380 SH       SOLE       0           0  12,380    0
Kinder Morgan Energy Partners    UT LTD PARTNER 494550106    1,502   22,956 SH       SOLE       0           0  22,956    0
Lockheed Martin Corp             Common         539830109    1,099   13,203 SH       SOLE       0           0  13,203    0
Magellan Midstream Partners LP   COM UNIT RP LP 559080106      330    6,950 SH       SOLE       0           0   6,950    0
Main Street Capital Corp         Common         56035L104    1,870  119,773 SH       SOLE       0           0 119,773    0
Mariner Energy Inc.              Common         56845T305      250   16,700 SH       SOLE       0           0  16,700    0
Microsoft Corp                   Common         594918104    1,472   50,266 SH       SOLE       0           0  50,266    0
Murphy Oil Corp                  Common         626717102      691   12,300 SH       SOLE       0           0  12,300    0


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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
National Feul Gas Co. N J        Common         636180101      369    7,290 SH       SOLE       0           0   7,290    0
National Oilwell Varco Inc       Common         637071101    2,088   51,447 SH       SOLE       0           0  51,447    0
Newmont Mining Corp              Common         651639106    1,182   23,207 SH       SOLE       0           0  23,207    0
Noble Corporation                Common         G65422100      999   23,896 SH       SOLE       0           0  23,896    0
Noble Energy Inc                 Common         655044105      263    3,600 SH       SOLE       0           0   3,600    0
Novartis AG                      SPONSORED ADR  66987V109      617   11,401 SH       SOLE       0           0  11,401    0
NRG Energy Inc                   Common         629377508      698   33,409 SH       SOLE       0           0  33,409    0
Nvidia Corp                      Common         67066G104      762   43,785 SH       SOLE       0           0  43,785    0
Oceaneering Int'l Inc            Common         675232102      885   13,935 SH       SOLE       0           0  13,935    0
Petrohawk Energy Corp            Common         716495106    1,083   53,400 SH       SOLE       0           0  53,400    0
Petroleo Brasileiro SA Petro     ADR            71654V408    2,244   50,415 SH       SOLE       0           0  50,415    0
Plains All Amern Pipeline        Unit Ltd Partn 726503105      271    4,760 SH       SOLE       0           0   4,760    0
Plains Expl & Prodtn Co          Common         726505100      343   11,450 SH       SOLE       0           0  11,450    0
Potash Corp Sask Inc             Common         73755L107    1,189    9,962 SH       SOLE       0           0   9,962    0
Procter & Gamble Co              Common         742718109      746   11,783 SH       SOLE       0           0  11,783    0
QUALCOMM Inc                     Common         747525103      936   22,316 SH       SOLE       0           0  22,316    0
Range Resources Corp             Common         75281A109    2,103   44,865 SH       SOLE       0           0  44,865    0
Raytheon Co                      Com New        755111507      753   13,185 SH       SOLE       0           0  13,185    0
Rowan Cos Inc                    Common         779382100      864   29,685 SH       SOLE       0           0  29,685    0
Royal Dutch Shell PLC            Spons ADR A    780259206      630   10,888 SH       SOLE       0           0  10,888    0
Schlumberger Ltd                 Common         806857108    1,477   23,274 SH       SOLE       0           0  23,274    0
Smith International Inc          Common         832110100      317    7,400 SH       SOLE       0           0   7,400    0
Southern Co                      Common         842587107      472   14,234 SH       SOLE       0           0  14,234    0
Southwestern Energy Co           Common         845467109    2,494   61,250 SH       SOLE       0           0  61,250    0
St Mary Ld & Expl Co             Common         792228108      776   22,300 SH       SOLE       0           0  22,300    0
State Street Corp                Common         857477103      289    6,400 SH       SOLE       0           0   6,400    0
Stryker Corp                     Common         863667101      388    6,773 SH       SOLE       0           0   6,773    0
Superior Energy Services         Common         868157108      192    9,130 SH       SOLE       0           0   9,130    0
Tidewater Inc                    Common         886423102      331    7,000 SH       SOLE       0           0   7,000    0
Transocean Ltd                   Common         G90073100    3,268   37,829 SH       SOLE       0           0  37,829    0
United Technologies Corp         Common         913017109      796   10,812 SH       SOLE       0           0  10,812    0
Vaalco Energy Inc                Common         91851C201      627  127,000 SH       SOLE       0           0 127,000    0
Veolia Environnement SA          Spons ADR      92334N103      628   18,164 SH       SOLE       0           0  18,164    0
Weatherford International Ltd    Common         G95089101      584   36,800 SH       SOLE       0           0  36,800    0
Weyerhaeuser Co                  Common         962166104      851   18,798 SH       SOLE       0           0  18,798    0
XTO Energy Inc                   Common         98385X106    2,210   46,837 SH       SOLE       0           0  46,837    0
Yum! Brands Inc.                 Common         988498101      774   20,200 SH       SOLE       0           0  20,200    0


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